Note 8 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued salaries, wages, benefits and bonus	$ 63,876	$ 45,586	$ 45,456
Sales tax payable	3,646	662	4,409
Accrued accounting and legal fees	61,050
Customer deposit payable	33,604	41,265	580
Accrued interest	22,256	5,683	6,288
Other accrued liabilities	20,361	11,033	32,997
	$ 204,793	$ 104,229	$ 89,730